Reclassification of financial assets (Narrative) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Reclassification Of Financial Assets [Table]
Date of reclassification of financial assets due to change in business model	Apr. 01, 2022
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at amortised cost	$ 6,900
Reclassification of financial assets to Other financial assets measured at amortized cost, before tax	449
Reclassification of financial assets to Other financial assets measured at amortized cost, net of tax	333
Carrying amount of financial assets reclassified out of fair value through other comprehensive income category into amortised cost category	7,400
Fair value of financial assets reclassified out of fair value through other comprehensive income category into amortised cost category	5,800
Potential gains (losses) before tax on reclassified financial assets measured at fair value through other comprehensive income, if not reclassified	$ 981
UBS AG
Disclosure Of Reclassification Of Financial Assets [Table]
Date of reclassification of financial assets due to change in business model	Apr. 01, 2022
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at amortised cost	$ 6,900
Reclassification of financial assets to Other financial assets measured at amortized cost, before tax	449
Reclassification of financial assets to Other financial assets measured at amortized cost, net of tax	333
Carrying amount of financial assets reclassified out of fair value through other comprehensive income category into amortised cost category	7,400
Fair value of financial assets reclassified out of fair value through other comprehensive income category into amortised cost category	5,800
Potential gains (losses) before tax on reclassified financial assets measured at fair value through other comprehensive income, if not reclassified	$ 981